SHORT-TERM INVESTMENTS (Schedule Of Additional Information On The Realized Gains And Losses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Additional information on the realized gains and losses from available-for-sale investments
Proceeds			$ 62,704	$ 415,528
Initial costs			59,136	240,346
Gains (losses)			3,568	175,182
Equity securities [Member]
Additional information on the realized gains and losses from available-for-sale investments
Proceeds	[1]		62,704	352,733
Initial costs	[1]		59,136	177,633
Gains (losses)	[1]		3,568	175,100
Corporate bonds [Member]
Additional information on the realized gains and losses from available-for-sale investments
Proceeds				62,795
Initial costs				62,713
Gains (losses)				$ 82

[1]	During the years ended December 31, 2014, 2015 and 2016, the Company purchased and sold several stocks and recorded $175,100, $3,568 and $nil of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $157 and $nil in the years ended December 31, 2015 and 2016, respectively, and recognized these as realized gain of short-term investments.